OPERATING COSTS AND EXPENSES	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
OPERATING COSTS AND EXPENSES	OPERATING COSTS AND EXPENSES
Depreciation, amortization and employee benefit expenses recorded in the consolidated statements of income (loss) are detailed as follows:

For the years ended	March 31 2025	March 31 2024
Included in cost of revenues:
Depreciation of property, plant and equipment	$24,793	$20,235
Amortization of right-of-use assets	27,146	24,021
Amortization of intangible assets	13,247	11,238
Wages, salaries and other employee benefits	867,743	977,273

Included in selling, general and administrative expenses:
Depreciation of property, plant and equipment	$8,881	$8,220
Amortization of right-of-use assets	6,678	5,635
Amortization of intangible assets	71,925	71,825
Wages, salaries and other employee benefits	267,616	221,888
EV customer settlement - other	24,190	—
Retirement benefits (i)	13,378	11,496
(i) Includes defined benefit and defined contribution plan expenses.